Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Details) - Distributions from Subsidiaries (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Details) - Distributions from Subsidiaries [Line Items]
Return on Investment	$ 809	$ 62,934	$ 475
Investment 1 [Member]
Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Details) - Distributions from Subsidiaries [Line Items]
Return on Investment	809	168	475
Investment 2 [Member]
Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Details) - Distributions from Subsidiaries [Line Items]
Return on Investment		$ 62,766